Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable - third parties	¥ 422,743		¥ 184,546
Less: Allowance for doubtful accounts, third parties	(4,521)
Accounts receivable - third parties, net	418,222	$ 60,636	184,546
Accounts receivable - related parties	485,358		768,747
Less: Allowance for doubtful accounts	(2,366)
Accounts receivable - related parties, net	¥ 482,992		¥ 768,747